Intangible assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	$ 91,124
Amortization expense	32,112	$ 32,768
Balance at ending	59,012	91,124
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	243,904	246,114
Disposal of VoIP Supply LLC	2,210
Balance at ending	243,904	243,904
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(152,780)	(121,986)
Disposal of VoIP Supply LLC	(1,974)
Amortization expense	32,112	32,768
Balance at ending	(184,892)	(152,780)
Purchased technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	33,479
Balance at ending	16,672	33,479
Purchased technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	110,123	110,123
Disposal of VoIP Supply LLC	0
Balance at ending	110,123	110,123
Purchased technology | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(76,644)	(59,259)
Disposal of VoIP Supply LLC	0
Amortization expense	16,807	17,385
Balance at ending	(93,451)	(76,644)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	55,894
Balance at ending	41,101	55,894
Customer relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	125,296	126,456
Disposal of VoIP Supply LLC	1,160
Balance at ending	125,296	125,296
Customer relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(69,402)	(55,769)
Disposal of VoIP Supply LLC	(1,160)
Amortization expense	14,793	14,793
Balance at ending	(84,195)	(69,402)
Brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	1,751
Balance at ending	1,239	1,751
Brand | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	5,737	6,787
Disposal of VoIP Supply LLC	1,050
Balance at ending	5,737	5,737
Brand | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(3,986)	(4,210)
Disposal of VoIP Supply LLC	(814)
Amortization expense	512	590
Balance at ending	(4,498)	(3,986)
Other purchased intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	0
Balance at ending	0	0
Other purchased intangibles | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	2,748	2,748
Disposal of VoIP Supply LLC	0
Balance at ending	2,748	2,748
Other purchased intangibles | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning	(2,748)	(2,748)
Disposal of VoIP Supply LLC	0
Amortization expense	0	0
Balance at ending	$ (2,748)	$ (2,748)